STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	2.05%	1.83%
Distribution yield	0.77%	0.46%
Expected volatility (as a percent)	17.93%	17.58%
Expected remaining life	4.8	2.4
Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.97%	1.80%
Distribution yield	1.13%	1.12%
Expected volatility (as a percent)	16.11%	16.70%
Expected remaining life	1.5	2.3
TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	2.06%	1.97%
Expected volatility (as a percent)	47.07%	50.78%
Expected remaining life	5.2	3.6